INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes [Abstract]
Disclosure of income taxes	Income tax expense is as follows:

	For the years ended December 31,
	2024	2023	2022
	(€ thousand)
Current tax expense	383,481	347,162	269,924
Deferred tax benefit	(17,483)	(4,541)	(30,178)
Taxes relating to prior years	(2,955)	2,276	(1,274)
Total income tax expense	363,043	344,897	238,472

Income tax reconciliation
The table below provides a reconciliation between actual income tax expense and the theoretical income tax expense, calculated on the basis of the applicable corporate tax rate in effect in Italy, which was 24.0 percent for each of the years ended December 31, 2024, 2023 and 2022.

	For the years ended December 31,
	2024	2023	2022
	(€ thousand)
Profit before taxes	1,888,956	1,602,354	1,177,766
Theoretical income tax rate	24.0%	24.0%	24.0%
Theoretical income tax expense	453,349	384,565	282,664
Tax effect on:
Permanent and other differences	(145,802)	(95,836)	(85,736)
Italian Regional Income Tax (IRAP)	50,408	48,912	39,446
Effect of changes in tax rates and tax regulations	938	961	553
Differences between foreign tax rates and the theoretical Italian tax rate and tax holidays	2,681	2,156	1,945
Taxes relating to prior years	(2,955)	2,276	(1,274)
Withholding tax on earnings	4,424	1,863	875
Income tax expense	363,043	344,897	238,472

Effective tax rate	19.2%	21.5%	20.2%

Disclosure of deferred tax liabilities
The analysis of deferred tax assets and deferred tax liabilities at December 31, 2024 and 2023, is as follows:

	At December 31,
	2024	2023
	(€ thousand)
Deferred tax assets:
To be recovered after 12 months	93,073	128,110
To be recovered within 12 months	143,718	89,443
	236,791	217,553
Deferred tax liabilities:
To be realized after 12 months	(82,429)	(100,865)
To be realized within 12 months	(27,587)	(35,981)
	(110,016)	(136,846)
Net deferred tax assets	126,775	80,707

Disclosure of deferred tax assets
The analysis of deferred tax assets and deferred tax liabilities at December 31, 2024 and 2023, is as follows:

	At December 31,
	2024	2023
	(€ thousand)
Deferred tax assets:
To be recovered after 12 months	93,073	128,110
To be recovered within 12 months	143,718	89,443
	236,791	217,553
Deferred tax liabilities:
To be realized after 12 months	(82,429)	(100,865)
To be realized within 12 months	(27,587)	(35,981)
	(110,016)	(136,846)
Net deferred tax assets	126,775	80,707

Disclosure of deferred income tax liabilities
The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

	At December 31, 2023	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2024
	(€ thousand)
Deferred tax assets arising on:
Provisions	183,035	10,703	—	892	194,630
Intercompany profit on inventory and obsolescence	119,920	15,522	—	194	135,636
Allowances for doubtful accounts	5,060	1,787	—	(11)	6,836
Depreciation	17,782	92	—	(13)	17,861
Trademark step-up	78,678	(1,674)	—	—	77,004
Patent Box regime	94,268	39,224	—	—	133,492
Other	20,873	(10,217)	14,010	3,198	27,864
Deferred tax assets (prior to offsetting)	519,616	55,437	14,010	4,260	593,323
Offsetting of deferred tax assets	(302,063)				(356,532)
Total deferred tax assets	217,553				236,791

Deferred tax liabilities arising on:
Depreciation	(3,458)	(645)	—	(155)	(4,258)
Capitalization of development costs	(385,257)	(37,132)	—	—	(422,389)
Tax on undistributed earnings	(18,859)	(1,178)	—	—	(20,037)
Other	(31,335)	1,001	9,768	702	(19,864)
Total deferred tax liabilities (prior to offsetting)	(438,909)	(37,954)	9,768	547	(466,548)
Offsetting of deferred tax liabilities	302,063				356,532
Total deferred tax liabilities	(136,846)				(110,016)

Total net deferred tax assets/(liabilities)	80,707	17,483	23,778	4,807	126,775

	At December 31, 2022	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2023
	(€ thousand)
Deferred tax assets arising on:
Provisions	171,914	11,121	—	—	183,035
Intercompany profit on inventory and obsolescence	100,835	19,305	—	(220)	119,920
Allowances for doubtful accounts	5,223	(166)	—	3	5,060
Depreciation	17,533	264	—	(15)	17,782
Trademark step-up	85,374	(6,696)	—	—	78,678
Patent Box regime	78,381	15,887	—	—	94,268
Other	20,948	2,537	(52)	(2,560)	20,873
Deferred tax assets (prior to offsetting)	480,208	42,252	(52)	(2,792)	519,616
Offsetting of deferred tax assets	(276,826)				(302,063)
Total deferred tax assets	203,382				217,553

Deferred tax liabilities arising on:
Depreciation	(5,057)	1,507	—	92	(3,458)
Capitalization of development costs	(355,574)	(29,683)	—	—	(385,257)
Tax on undistributed earnings	(10,578)	(8,281)	—	—	(18,859)
Other	(32,124)	(1,254)	6,403	(4,360)	(31,335)
Total deferred tax liabilities (prior to offsetting)	(403,333)	(37,711)	6,403	(4,268)	(438,909)
Offsetting of deferred tax liabilities	276,826				302,063
Total deferred tax liabilities	(126,507)				(136,846)

Total net deferred tax assets/(liabilities)	76,875	4,541	6,351	(7,060)	80,707

Disclosure of deferred income tax assets
The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

	At December 31, 2023	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2024
	(€ thousand)
Deferred tax assets arising on:
Provisions	183,035	10,703	—	892	194,630
Intercompany profit on inventory and obsolescence	119,920	15,522	—	194	135,636
Allowances for doubtful accounts	5,060	1,787	—	(11)	6,836
Depreciation	17,782	92	—	(13)	17,861
Trademark step-up	78,678	(1,674)	—	—	77,004
Patent Box regime	94,268	39,224	—	—	133,492
Other	20,873	(10,217)	14,010	3,198	27,864
Deferred tax assets (prior to offsetting)	519,616	55,437	14,010	4,260	593,323
Offsetting of deferred tax assets	(302,063)				(356,532)
Total deferred tax assets	217,553				236,791

Deferred tax liabilities arising on:
Depreciation	(3,458)	(645)	—	(155)	(4,258)
Capitalization of development costs	(385,257)	(37,132)	—	—	(422,389)
Tax on undistributed earnings	(18,859)	(1,178)	—	—	(20,037)
Other	(31,335)	1,001	9,768	702	(19,864)
Total deferred tax liabilities (prior to offsetting)	(438,909)	(37,954)	9,768	547	(466,548)
Offsetting of deferred tax liabilities	302,063				356,532
Total deferred tax liabilities	(136,846)				(110,016)

Total net deferred tax assets/(liabilities)	80,707	17,483	23,778	4,807	126,775

	At December 31, 2022	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2023
	(€ thousand)
Deferred tax assets arising on:
Provisions	171,914	11,121	—	—	183,035
Intercompany profit on inventory and obsolescence	100,835	19,305	—	(220)	119,920
Allowances for doubtful accounts	5,223	(166)	—	3	5,060
Depreciation	17,533	264	—	(15)	17,782
Trademark step-up	85,374	(6,696)	—	—	78,678
Patent Box regime	78,381	15,887	—	—	94,268
Other	20,948	2,537	(52)	(2,560)	20,873
Deferred tax assets (prior to offsetting)	480,208	42,252	(52)	(2,792)	519,616
Offsetting of deferred tax assets	(276,826)				(302,063)
Total deferred tax assets	203,382				217,553

Deferred tax liabilities arising on:
Depreciation	(5,057)	1,507	—	92	(3,458)
Capitalization of development costs	(355,574)	(29,683)	—	—	(385,257)
Tax on undistributed earnings	(10,578)	(8,281)	—	—	(18,859)
Other	(32,124)	(1,254)	6,403	(4,360)	(31,335)
Total deferred tax liabilities (prior to offsetting)	(403,333)	(37,711)	6,403	(4,268)	(438,909)
Offsetting of deferred tax liabilities	276,826				302,063
Total deferred tax liabilities	(126,507)				(136,846)

Total net deferred tax assets/(liabilities)	76,875	4,541	6,351	(7,060)	80,707